Nature of Business (Details)										12 Months Ended
	Jan. 03, 2024 USD ($) $ / shares shares	May 09, 2023 USD ($) $ / shares shares	May 02, 2023 $ / shares shares	Nov. 07, 2022 shares	Oct. 04, 2022 shares	Aug. 04, 2022 shares	May 07, 2022 shares	Apr. 27, 2022 shares	Feb. 07, 2022 shares	Dec. 31, 2023 USD ($) segment shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)
Nature of business:
Number of operating segments | segment										2
Collaborative Arrangement, Revenue Not from Contract with Customer, Statement of Income or Comprehensive Income [Extensible Enumeration]										Revenues
Net loss										$ (6,140,730)	$ (13,798,339)
Net cash used in operating activities										(8,604,109)	(12,649,021)
Proceeds from Issuance of Common Stock		$ 8,500,000
Cash and cash equivalents										8,446,158	13,359,615	$ 26,043,897
Net decrease in cash										$ 4,913,457	12,684,282
Percentage change in cash and cash equivalent										37.00%
Accumulated deficit										$ 225,704,176	219,563,446
Working capital										3,355,212	$ 6,018,933
Working capital increase, decrease										$ (2,663,721)
Working capital increase (decrease) as a percent											226.00%
Common Stock, Shares, Issued | shares										10,378,238	2,908,578
Number of shares issued | shares				5,129	1,667	3,664	6,411	50,000	5,377
Repayment of debt principal										$ 7,000,000
Consideration paid recorded in general and administrative expense										4,482,552	$ 6,692,904
Issuance of common stock for unexercised purchase option										50,000
Pontifax [Member]
Nature of business:
Repayment of debt principal										$ 5,000,000
Public Offering
Nature of business:
Exercise price of warrants | $ / shares		$ 0.001
Expiration term of warrants		5 years
Common Stock
Nature of business:
Issuance of common stock for unexercised purchase option (in shares) | shares										31,646
Issuance of common stock for unexercised purchase option										$ 32
Common Stock | Public Offering
Nature of business:
Shares issued price per share | $ / shares		$ 1.30
Common Stock, Shares, Issued | shares		2,301,500
Number of shares issued | shares		2,301,500
Number of common warrants to purchase shares issued | shares		6,538,500
Exercise price of warrants | $ / shares		$ 1.50
Pre-funded warrants | Public Offering
Nature of business:
Number of common warrants to purchase shares issued | shares		4,237,000
Convertible Debt
Nature of business:
Proceeds from Issuance of Common Stock	$ 100,000
Shares issued price per share | $ / shares	$ 0.68
Convertible Debt | Subsequent Event
Nature of business:
Number of shares issued | shares	146,199
CiVax
Nature of business:
Revenue from collaborative arrangement										$ 1,500,000
Term (in years)										2 years
HyBryte
Nature of business:
Revenue from collaborative arrangement										$ 1,100,000
Term (in years)										4 years
NIH
Nature of business:
Government grant funding											844,000
Exclusive option agreement | Common Stock
Nature of business:
Shares issued price per share | $ / shares			$ 1.58
Number of shares issued | shares			31,646
B Riley Sales Agreement [Member]
Nature of business:
Number of shares sold										$ 3,091,462	79,354
B Riley Sales Agreement [Member] | Common Stock
Nature of business:
Number of shares sold										$ 851	$ 8